Significant transactions - IMG Acquisition - Supplemental Pro Forma Information (Details) - IMG and its subsidiaries - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental Pro Forma Information
Total revenues	$ 1,176.8	$ 1,096.0
Net income	$ (173.2)	$ (4.6)